Income Taxes - Other (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Federal corporate income tax rate (as a percent)		13.47%	69.83%	33.99%
Tax at statutory federal income tax rate (as a percent)		21.00%	34.00%	34.00%
Income tax benefit attributable to Tax Act	$ 343,000
Income tax benefit related additional tax planning initiatives	143,000
Income tax benefit attributable to the pension contribution	306,000
Income tax benefit attributable to accounting method changes on tax return	$ 180,000
Valuation allowance against certain capital loss carryforward		$ 46,000